Basis of Presentation - Schedule of Reverse Acquisition Accounting (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Common Stock [Member]
Balance, December 31, 2013, pre-reverse acquisition	$ 9,488
Balance, December 31, 2013, pre-reverse acquisition, shares	9,488,227
Share exchange adjustment	23,741
Share exchange adjustment, shares	23,740,866
Balance, December 31, 2013, post-reverse acquisition	33,229
Balance, December 31, 2013, post-reverse acquisition, shares	33,229,093
Additional Paid-In Capital [Member]
Balance, December 31, 2013, pre-reverse acquisition	19,891,702
Share exchange adjustment	(23,741)
Balance, December 31, 2013, post-reverse acquisition	$ 19,867,961